CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenues:
Base rental income	$ 437,904	$ 433,831	$ 873,093	$ 864,947
Other rental income	166,741	288,837	371,305	465,281
Interest on short-term investments and other	7,312	0	30,095	0
Total revenues	611,957	722,668	1,274,493	1,330,228
Expenses:
Real estate operating expenses	102,842	103,312	217,149	224,884
Interest on mortgage notes and unsecured loan payable	274,385	270,848	540,957	535,737
Depreciation and amortization	130,811	122,838	253,991	246,361
Real estate taxes	109,322	161,721	258,352	301,052
Management fees	193,261	212,028	357,727	432,700
Other	31,884	40,154	69,079	80,058
Total expenses	842,505	910,901	1,697,255	1,820,792
Loss from operations	(230,548)	(188,233)	(422,762)	(490,564)
Equity in net loss of investment	2,078,807	656,566	4,083,885	(1,535,447)
Reserve for value of investment	(2,078,807)	(656,566)	(4,083,885)	1,535,447
Loss from continuing operations	(230,548)	(188,233)	(422,762)	(490,564)
Income from discontinued operations	(2,305)	101,137	(2,305)	201,678
Loss allocated to general partner	(30)	(11)	(55)	(37)
Loss allocated to limited partners	$ (232,823)	$ (87,085)	$ (425,012)	$ (288,849)
Continuing operations (In Dollars Per Share)	$ (29.73)	$ (24.28)	$ (54.53)	$ (63.27)
Discontinued operations (In Dollars Per Share)	$ (0.30)	$ 13.04	$ (0.30)	$ 26.01
Net loss (In Dollars Per Share)	$ (30.03)	$ (11.23)	$ (54.83)	$ (37.26)
Weighted Average Number of Units of Limited Partnership Interest Outstanding (In Shares)	7,753	7,753	7,753	7,753